Touchstone Balanced Fund Expense Example, No Redemption - Touchstone Balanced Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	$ 2,073